Sale of Vessels (Details) - USD ($)	2 Months Ended	12 Months Ended
	May 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Sales proceeds			$ 54,200,000
Net book value of vessels			(55,259,016)
Sales related costs			(1,032,669)
Lease termination costs and related finance fees			(509,463)
Net (Loss)/Gain	$ 500,000	$ 0	(2,601,148)	$ 0
Ardmore Calypso [Member]
Property, Plant and Equipment [Line Items]
Sales proceeds			19,150,000
Net book value of vessels			(18,783,238)
Sales related costs			(273,458)
Lease termination costs and related finance fees			(254,731)
Net (Loss)/Gain			(161,427)
Ardmore Capella [Member]
Property, Plant and Equipment [Line Items]
Sales proceeds			19,350,000
Net book value of vessels			(18,253,669)
Sales related costs			(228,210)
Lease termination costs and related finance fees			(254,732)
Net (Loss)/Gain			613,389
Ardmore Centurion [Member]
Property, Plant and Equipment [Line Items]
Sales proceeds			15,700,000
Net book value of vessels			(18,222,109)
Sales related costs			(531,001)
Lease termination costs and related finance fees			0
Net (Loss)/Gain			$ (3,053,110)